Note 1 - Nature of Operations and Going Concern (Details Textual) - CAD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Retained earnings	$ (23,583,790)	$ (21,481,123)
Working capital deficiency	(3,287,973)	(1,247,161)
Revenue	$ 0	$ 0